Summary of significant accounting policies (Details 3) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Other [Member]
FAMI	$ 913,005	$ 124,670,237	$ 400,960
WFOE that is the primary beneficiary of the VIE	19,188,742	38,204,550	1,812,810
VIE and its subsidiaries	15,293,176	1,601,406	2,199,053
Nongyuan Network
FAMI	1,217,137
Other entities that are consolidated	26,961,378	24,075,199	1,832,576
VIE and its subsidiaries	6,394,084
variable interest entity and subsidiaries.
FAMI		45,500
WFOE that is the primary beneficiary of the VIE	14,594,586
Other entities that are consolidated	14,744,568	5,624,880	770,216
FAMI
WFOE that is the primary beneficiary of the VIE		1,668,758
Other entities that are consolidated	$ 984,655	$ 319,981	$ 394,742